Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	$ 34.0	$ (89.5)
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	9.3	(129.6)
Financial liabilities at fair value through profit or loss	0.0	28.8
Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	(34.0)	89.5
Reserve of cash flow hedges	0.0	24.7		$ 64.8
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	(9.3)	129.6
Financial liabilities at fair value through profit or loss	0.0	28.6
Steel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Reserve of cash flow hedges	0.0	24.7
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	9.3	127.5
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	0.0	2.1
Financial liabilities at fair value through profit or loss	0.0	0.2
Interest Rate Swaps And Master Derivative Agreement Two Thousand And Two [Member]
Disclosure of detailed information about financial instruments [line items]
Mark to market margin threshold			$ 250
Cash collateral given	$ 0.0	$ 29.5